Description of the Plan (Details) - EBP 001	12 Months Ended
	May 31, 2025 USD ($) hour year	May 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	1 year
Requisite service period (in hours) | hour	1,000
Pretax maximum annual contribution to eligible compensation, percentage	75.00%
After tax, maximum annual contribution to eligible compensation, percentage	3.00%
Matching percentage	100.00%
Participant compensation matched percentage	5.00%
Participant's deferral rate	10.00%
Maximum percentage of invested account balance to allow transfer	20.00%
Maximum vesting age (in years) | year	65
Forfeitures used to reduce employer contributions	$ 11,000
Accumulated forfeitures	$ 7,702,789	$ 8,126,923
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing amount	$ 50,000
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Basis spread on variable rate	1.00%
Involuntary cash-out limit	$ 1,000
EBP, Tranche One
EBP, Description of Plan [Line Items]
Annual vesting percentage after requisite service period	25.00%
Vesting, requisite service period	2 years
EBP, Tranche Two
EBP, Description of Plan [Line Items]
Annual vesting percentage after requisite service period	25.00%
Vesting, requisite service period	5 years